Segment Information	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Segment Information

25. SEGMENT INFORMATION

The Group currently has two reportable segments consisting of the Online Game segment and the Platform Channel segment. The Company determined that as of December 31, 2013 the business segments that constituted its then primary reportable segments were the Online Game segment, which consisted of MMOGs and Web games, and the 17173 Business segment, which consisted of the online advertising business and the IVAS business.

In 2014, the Company expanded its online game business to include mobile games, and the CODMs determined that the operation of mobile games should be reviewed under the Online Game segment. In addition, the Group developed and acquired several software applications for PCs and mobile devices intended to strengthen the Group’s competitiveness in the Internet sector. In 2014, the Group launched the wan.com Website, which provides to game players a collection of Web games of third-party developers. The CODMs determined that the software applications for PCs and mobile services and the wan.com Website should be reviewed together as one operating segment identified as the software segment. Due to the similarity of the economic characteristics of the operations of the software applications and the wan.com Website included in the software segment to those of the 17173.com Website, the software segment was aggregated with the existing 17173.com segment under the Platform Channel segment. Cinema advertising is not deemed significant enough to qualify as a separate, reportable segment and therefore is included in “Others.”

Beginning in 2014, the Company stopped preparing discrete asset and liability information for individual operating segments, since the CODMs do not use balance sheet information for purposes of allocating resources to or evaluating the performance of the operating segments. Moreover, the CODMs began to review separate financial information of the software segment, which was reported within the Platform Channel segment in 2014. Promotion expenses for software in the amount of $42.5 million, which were recognized under the Online Game segment in 2013, were reclassified into the Platform Channel segment to conform to the 2014 presentation.

Year Ended December 31, 2014

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	647,719	4,289	—	—	652,008
Online advertising	—	67,403	—	(8,440)	58,963
IVAS	—	22,357	—	—	22,357
Others	—	—	44,683	(22,745)	21,938

Total revenues	647,719	94,049	44,683	(31,185)	755,266
Cost of revenues:
Online game	138,483	3,084	—	925	142,492
Online advertising	—	15,412	—	(667)	14,745
IVAS	—	22,983	—	—	22,983
Others	—	—	21,490	—	21,490
SBC (2) in cost of revenues	57	95	—	—	152

Total cost of revenues	138,540	41,574	21,490	258	201,862

Gross profit	509,179	52,475	23,193	(31,443)	553,404
Operating expenses:
Product development	148,310	44,734	—	—	193,044
Sales and marketing	77,526	191,072	4,047	(31,443)	241,202
General and administrative	80,836	21,574	2,253	—	104,663
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	3,225	49,057	—	—	52,282
SBC (2) in operating expenses	3,879	83	—	—	3,962

Total operating expenses	313,776	306,520	6,300	(31,443)	595,153

Operating profit (loss)	195,403	(254,045)	16,893	—	(41,749)
Interest income	25,939	135	17	—	26,091
Foreign currency exchange loss	(458)	(210)	—	—	(668)
Interest expense	(6,452)	—	—	—	(6,452)
Other income (expense)	5,494	(1,591)	209	—	4,112

Income (loss) before income tax expense	219,926	(255,711)	17,119	—	(18,666)
Income tax expense (credit)	4,171	(3,992)	2,314	—	2,493

Net income (loss)	215,755	(251,719)	14,805	—	(21,159)
Less: Net income attributable to the mezzanine classified non-controlling interest	—	—	—	—	—
Less: Net loss attributable to the non-controlling interest	—	(17,778)	—	—	(17,778)

Net income (loss) attributable to Changyou.com Limited	215,755	(233,941)	14,805	—	(3,381)

Year Ended December 31, 2013

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	669,168	—	—	—	669,168
Online advertising	—	54,882	—	(4,884)	49,998
IVAS	—	5,402	—	—	5,402
Others	—	—	25,031	(11,724)	13,307

Total revenues	669,168	60,284	25,031	(16,608)	737,875
Cost of revenues:
Online game	93,048	—	—	187	93,235
Online advertising	—	13,797	—	—	13,797
IVAS	—	1,860	—	(74)	1,786
Others	—	—	17,518	—	17,518
SBC (2) in cost of revenues	71	30	—	—	101

Total cost of revenues	93,119	15,687	17,518	113	126,437

Gross profit (loss)	576,049	44,597	7,513	(16,721)	611,438
Operating expenses:
Product development	109,964	9,470	—	—	119,434
Sales and marketing	79,922	57,252	7,143	(15,561)	128,756
General and administrative	52,622	3,375	570	—	56,567
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	—	—	—	—	—
SBC (2) in operating expenses	1,129	44	—	—	1,173

Total operating expenses	243,637	70,141	7,713	(15,561)	305,930

Operating profit (loss)	332,412	(25,544)	(200)	(1,160)	305,508
Interest income	28,419	23	13	—	28,455
Foreign currency exchange loss	(5,935)	—	(1)	—	(5,936)
Interest expense	(8,835)	—	—	—	(8,835)
Other income (expense)	3,669	(169)	113	—	3,613

Income (loss) before income tax expense	349,730	(25,690)	(75)	(1,160)	322,805
Income tax expense (credit)	35,988	(15)	410	—	36,383

Net income (loss)	313,742	(25,675)	(485)	(1,160)	286,422
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780	—	—	—	17,780

Net income (loss) attributable to Changyou.com Limited	295,962	(25,675)	(485)	(1,160)	268,642

Year Ended December 31, 2012

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	570,533	—	—	(187)	570,346
Online advertising	—	45,727	—	(3,202)	42,525
IVAS	—	4,307	—	—	4,307
Others	—	—	6,251	—	6,251

Total revenues	570,533	50,034	6,251	(3,389)	623,429
Cost of revenues:
Online game	76,193	—	—	—	76,193
Online advertising	—	6,468	—	—	6,468
IVAS	—	1,696	—	(187)	1,509
Others	—	—	20,046	—	20,046
SBC (2) in cost of revenues	239	67	—	—	306

Total cost of revenues	76,432	8,231	20,046	(187)	104,522

Gross profit (loss)	494,101	41,803	(13,795)	(3,202)	518,907
Operating expenses:
Product development	70,386	1,378	137	—	71,901
Sales and marketing	51,584	6,629	5,302	(3,202)	60,313
General and administrative	30,013	995	1,323	—	32,331
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	1,670	—	1,236	—	2,906
SBC (2) in operating expenses	3,258	105	—	—	3,363

Total operating expenses	156,911	9,107	7,998	(3,202)	170,814

Operating profit (loss)	337,190	32,696	(21,793)	—	348,093
Interest income	15,855	11	16	—	15,882
Foreign currency exchange loss	(558)	—	—	—	(558)
Interest expense	(2,243)	—	—	—	(2,243)
Other expense	(51)	—	(122)	—	(173)

Income (loss) before income tax expense	350,193	32,707	(21,899)	—	361,001
Income tax expense (credit)	67,748	—	(343)	—	67,405

Net income (loss)	282,445	32,707	(21,556)	—	293,596
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196	—	—	—	11,196

Net income (loss) attributable to Changyou.com Limited	271,249	32,707	(21,556)	—	282,400

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the Platform Channel Business and the Others business to the Online Game Business.
Note (2):	“SBC” stands for share-based compensation expense.